Note 15 - Share-based Compensation - Schedule of Share Based Compensation, Shares Authorized Under Stock Option Plans By Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Options outstanding, number (in shares) | shares	24,180
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.41
Options outstanding, weighted average contractual life (Year)	3 years 7 months 6 days
Options vested, number (in shares) | shares	22,943
Options vested, weighted average exercise price (in dollars per share)	$ 0.42
Options vested, weighted average contractual life (Year)	3 years 3 months 18 days
Exercise Price Range One [Member]
Exercise price, lower limit (in dollars per share)	$ 0.171
Exercise price, upper limit (in dollars per share)	$ 0.33
Options outstanding, number (in shares) | shares	10,254
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.18
Options outstanding, weighted average contractual life (Year)	4 years 6 months
Options vested, number (in shares) | shares	9,017
Options vested, weighted average exercise price (in dollars per share)	$ 0.18
Options vested, weighted average contractual life (Year)	3 years 8 months 12 days
Exercise Price Range Two [Member]
Exercise price, lower limit (in dollars per share)	$ 0.50
Exercise price, upper limit (in dollars per share)	$ 0.75
Options outstanding, number (in shares) | shares	13,553
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.54
Options outstanding, weighted average contractual life (Year)	3 years
Options vested, number (in shares) | shares	13,553
Options vested, weighted average exercise price (in dollars per share)	$ 0.54
Options vested, weighted average contractual life (Year)	3 years
Exercise Price Range Three [Member]
Exercise price, lower limit (in dollars per share)	$ 1.98
Exercise price, upper limit (in dollars per share)	$ 2.97
Options outstanding, number (in shares) | shares	373
Options outstanding, weighted average exercise price (in dollars per share)	$ 2.02
Options outstanding, weighted average contractual life (Year)	1 year 6 months
Options vested, number (in shares) | shares	373
Options vested, weighted average exercise price (in dollars per share)	$ 2.02
Options vested, weighted average contractual life (Year)	1 year 6 months